Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Beijing Fanbosha Commerce and Trade Co., Ltd.
Related party transactions
Purchases of merchandises:		¥ 4,141
Beijing Jushangminghui Commerce and Trade Co., Ltd.
Related party transactions
Purchases of merchandises:		¥ 526
Venture capital fund ("Fund")
Related party transactions
Interest income of loans receivable	¥ 1,584
Loan receivable	73,330
Interest receivable	¥ 1,584